Accrued Expenses (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses Details
Accrued Outside Services	$ 187,959	$ 165,427	$ 31,533
Accrued Executive Severance	122,500	118,000	100,000
Accrued Travel	54,926	39,926	0
Accrued Audit and Tax Preparation	53,800	73,800	100,000
Accrued Board of Director's Fees	50,000	125,000	16,000
Deferred Rent	49,968	51,191	41,341
Deferred Revenue	39,257	13,317	18,810
Accrued Legal Professional Fees	32,405	61,890	45,000
Accrued Clinical Study Expenses	13,650	13,650	13,650
Accrued Other	4,391	11,399	8,754
Total Accrued Expenses	$ 608,856	$ 673,600	$ 375,088